TAXATION - Movements of the valuation allowance (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Movements of the valuation allowance
Balance at beginning of year	¥ 952,541	¥ 955,738	¥ 397,457
Addition	254,034	57,808	606,071
Expiration	(663)	(61,005)	(47,790)
Balance at end of year	¥ 1,205,912	¥ 952,541	¥ 955,738